Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($) lease_agreement	Dec. 31, 2014 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013		$ 356,440
2014		326,000
2015		223,029
2016		214,458
2017		214,458
Thereafter		1,211,468
Total Future Minimum Payments		2,545,853
Total rental expense	$ 415,000	$ 417,000	$ 424,000
Number of operating lease agreements | lease_agreement		5
Monthly rent expense		$ 7,889
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 6,737
Operating lease renewal option		30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 800
Operating lease renewal option		10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 8,571
Operating lease renewal option		45 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 9,075
Operating lease renewal option		20 years